UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 66.22%
Aerospace & Defense - 2.78%
General Dynamics Corp.	15,433	$3,057,277
L3 Technologies, Inc.	20,811	3,477,102
Northrop Grumman Corp.	21,512	5,522,345
Raytheon Co.	33,437	5,399,407
Spirit AeroSystems Holdings, Inc. - Class A	48,169	2,790,912
Textron, Inc.	57,756	2,720,308
		22,967,351
Air Freight & Logistics - 0.03%
Hyundai Glovis Co., Ltd. (b)	1,582	217,089

Airlines - 4.36%
Air China, Ltd. (b)	150,000	154,612
Alaska Air Group, Inc.	43,960	3,945,850
American Airlines Group, Inc.	117,616	5,918,437
China Southern Airlines Co., Ltd. - ADR	5,699	235,939
Delta Air Lines, Inc.	137,023	7,363,616
Hawaiian Holdings, Inc. (a)	133,516	6,268,576
JetBlue Airways Corp. (a)	137,023	3,128,235
Southwest Airlines Co.	146,610	9,110,345
		36,125,610
Auto Components - 3.00%
American Axle & Manufacturing Holdings, Inc. (a)	130,242	2,031,775
BorgWarner, Inc.	94,934	4,021,404
Chaowei Power Holdings, Ltd. (b)	414,000	243,828
Cooper Tire & Rubber Co.	61,263	2,211,594
Cooper-Standard Holding, Inc. (a)	20,811	2,099,206
Gentex Corp.	124,397	2,359,811
Hankook Tire Co., Ltd. (b)	4,031	224,070
Lear Corp.	27,592	3,920,272
Magna International, Inc. (b)	80,203	3,715,805
Minth Group, Ltd. (b)	108,000	457,522
Nemak SAB de CV (b)	218,400	209,991
Nexteer Automotive Group, Ltd.	277,000	433,936
Tenneco, Inc.	38,114	2,204,133
Tianneng Power International, Ltd. (b)	214,000	175,592
Tong Yang Industry Co., Ltd. (b)	147,000	272,874
Xinyi Glass Holdings, Ltd. (b)	250,000	247,456
		24,829,269
Automobiles - 0.16%
BAIC Motor Corp., Ltd. (b)	197,500	191,532
Geely Automobile Holdings, Ltd. (b)	116,000	250,014
Great Wall Motor Co., Ltd. (b)	359,500	443,671
Tofas Turk Otomobil Fabrikasi AS (b)	31,769	260,933
Yadea Group Holdings, Ltd. (b)	660,000	159,754
		1,305,904

Banks - 5.21%
Banco Macro SA - ADR	17,771	$1,638,308
Bank Negara Indonesia Persero Tbk PT (b)	510,400	250,962
Bank of China, Ltd. (b)	2,269,000	1,112,642
Bank Tabungan Negara Persero Tbk PT (b)	2,117,700	413,644
BB&T Corp.	62,198	2,824,411
China Merchants Bank Co., Ltd. (b)	93,000	280,245
Chong Hing Bank, Ltd. (b)	104,000	219,509
Chongqing Rural Commercial Bank Co., Ltd. (b)	459,000	309,561
CIT Group, Inc.	66,407	3,234,021
Citigroup, Inc.	42,323	2,830,562
Citizens Financial Group, Inc.	80,671	2,878,341
Credicorp, Ltd. (b)	14,030	2,516,842
Dah Sing Financial Holdings, Ltd. (b)	28,000	235,032
DBS Group Holdings, Ltd. (b)	24,000	361,219
Fifth Third Bancorp	102,651	2,664,820
First BanCorp (a)(b)	230,087	1,332,204
Grupo Financiero Galicia SA - ADR	45,363	1,934,278
Hana Financial Group, Inc. (b)	12,438	491,208
IBERIABANK Corp.	29,229	2,382,164
Kasikornbank PCL - NVDR	33,200	193,823
KB Financial Group, Inc. - ADR	70,231	3,545,963
Kiatnakin Bank PCL - NVDR	83,300	175,176
Regions Financial Corp.	196,416	2,875,530
Sociedad Matriz del Banco de Chile SA - Class B (b)	429,854	174,182
SunTrust Banks, Inc.	50,039	2,838,212
Taiwan Business Bank (b)	871,684	243,519
TCF Financial Corp.	137,257	2,187,877
Turkiye Sinai Kalkinma Bankasi AS (b)	438,140	176,831
Umpqua Holdings Corp.	131,645	2,417,002
Woori Bank (b)	23,506	378,656
		43,116,744
Biotechnology - 2.03%
AbbVie, Inc.	68,044	4,933,870
Amgen, Inc.	25,020	4,309,194
Biogen, Inc. (a)	14,030	3,807,181
Gilead Sciences, Inc.	53,079	3,756,932
		16,807,177
Building Products - 0.06%
China Lesso Group Holdings, Ltd. (b)	455,527	350,106
IS Dongseo Co., Ltd. (b)	3,440	132,311
		482,417
Capital Markets - 2.97%
Ameriprise Financial, Inc.	26,656	3,393,042
Bank of New York Mellon Corp.	64,770	3,304,565
Evercore Partners, Inc. - Class A	42,260	2,979,330
Federated Investors, Inc. - Class B	77,397	2,186,465
Franklin Resources, Inc.	75,293	3,372,374
Invesco, Ltd.	87,919	3,093,870
State Street Corp.	36,945	3,315,075
T. Rowe Price Group, Inc.	39,751	2,949,922
		24,594,643

Chemicals - 0.29%
AECI, Ltd. (b)	25,629	$208,211
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,440
ENF Technology Co., Ltd. (b)	19,630	363,325
Fufeng Group, Ltd. (b)	358,000	192,384
Grand Pacific Petrochemical (b)	425,000	296,164
Hanwha Chemical Corp. (b)	12,875	339,754
Huchems Fine Chemical Corp. (b)	8,800	205,878
Korea Petrochemical Industry Co., Ltd. (b)	1,089	240,971
Lotte Chemical Corp. (b)	328	98,720
PTT Global Chemical PCL - NVDR	83,500	168,274
SKC Co., Ltd. (b)	5,501	161,429
Soda Sanayii AS (b)	60,774	113,289
		2,394,839
Communications Equipment - 0.06%
Huneed Technologies (a)(b)	12,900	124,002
Sercomm Corp. (b)	80,000	207,601
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (b)	84,500	179,388
		510,991
Construction & Engineering - 0.05%
Hyundai Development Co-Engineering & Construction (b)	9,467	388,826

Construction Materials - 0.02%
China Resources Cement Holdings, Ltd. (b)	380,000	188,797

Consumer Finance - 0.53%
Navient Corp.	165,784	2,760,303
World Acceptance Corp. (a)	21,980	1,646,522
		4,406,825
Containers & Packaging - 2.52%
AptarGroup, Inc.	52,881	4,593,243
Berry Global Group, Inc. (a)	77,372	4,410,978
Crown Holdings, Inc. (a)	86,500	5,160,590
Greif, Inc. - Class A	34,354	1,916,266
Owens-Illinois, Inc. (a)	199,341	4,768,237
		20,849,314
Diversified Consumer Services - 0.27%
Adtalem Global Education, Inc.	54,676	2,074,954
Kroton Educacional SA (b)	32,600	146,031
		2,220,985
Diversified Financial Services - 0.11%
Fubon Financial Holding Co., Ltd. (b)	204,000	324,628
Inversiones La Construccion SA (b)	25,281	312,288
Metro Pacific Investments Corp. (b)	2,428,800	307,433
		944,349
Diversified Telecommunication Services - 0.11%
China Communications Services Corp., Ltd. (b)	486,000	279,950
China Telecom Corp., Ltd. - ADR	3,749	179,689
CITIC Telecom International Holdings, Ltd. (b)	549,000	175,736
Telekomunikasi Indonesia Persero Tbk PT - ADR	7,313	246,229
		881,604
Electric Utilities - 0.05%
Enel Chile SA - ADR	14,848	81,664
Equatorial Energia SA (b)	10,000	164,206
Tenaga Nasional Bhd (b)	49,900	164,399
		410,269

Electronic Equipment, Instruments & Components - 5.15%
Arrow Electronics, Inc. (a)	76,696	$6,014,500
Avnet, Inc.	98,909	3,845,582
Benchmark Electronics, Inc. (a)	81,606	2,635,874
Chin-Poon Industrial Co., Ltd. (b)	196,000	399,584
DataTec, Ltd. (b)	31,806	146,479
Elite Material Co., Ltd. (b)	74,000	358,618
Flex, Ltd. (a)	368,280	6,006,647
FLEXium Interconnect, Inc. (b)	43,709	164,349
Hon Hai Precision Industry Co., Ltd. (b)	74,300	285,609
Jabil, Inc.	253,236	7,391,959
Jahwa Electronics Co., Ltd. (b)	10,730	202,086
Jarllytec Co., Ltd. (b)	74,000	146,364
Kingboard Chemical Holdings, Ltd. (b)	53,500	212,970
LG Display Co., Ltd. - ADR (a)	15,000	241,050
Methode Electronics, Inc.	62,432	2,572,198
Plexus Corp. (a)	39,751	2,089,710
Sanmina Corp. (a)	95,870	3,652,647
Sinbon Electronics Co., Ltd. (b)	63,000	148,711
Tech Data Corp. (a)	60,094	6,069,494
		42,584,431
Food & Staples Retailing - 0.05%
Cosco Capital, Inc. (b)	797,600	124,797
Shoprite Holdings, Ltd. (b)	19,060	290,634
		415,431
Food Products - 0.18%
CJ CheilJedang Corp. (b)	426	134,539
Indofood Sukses Makmur Tbk PT (b)	346,000	223,405
Industrias Bachoco Sab de CV (b)	33,200	158,475
Japfa, Ltd. (b)	777,800	364,128
Sao Martinho SA (b)	43,700	226,487
Uni-President Enterprises Corp. (b)	91,560	183,517
WH Group, Ltd. (b)	230,500	232,752
		1,523,303
Gas Utilities - 0.01%
Empresas Gasco SA (b)	12,885	38,820

Health Care Equipment & Supplies - 0.02%
TaiDoc Technology Corp. (b)	57,050	190,490

Health Care Providers & Services - 4.69%
Aetna, Inc.	44,194	6,709,975
Anthem, Inc.	32,970	6,202,646
Banmedica SA (b)	80,097	196,555
Centene Corp. (a)	64,069	5,117,832
Cigna Corp.	25,487	4,266,269
HCA Healthcare, Inc. (a)	40,054	3,492,709
Humana, Inc.	19,875	4,782,322
Qualicorp SA (b)	61,100	532,082
Sinopharm Group Co., Ltd. (b)	47,600	215,053
UnitedHealth Group, Inc.	39,517	7,327,242
		38,842,685
Hotels, Restaurants & Leisure - 3.17%
Carnival Corp.	101,552	6,658,765
ILG, Inc.	127,203	3,496,810
Marriott Vacations Worldwide Corp.	25,253	2,973,541
Melco International Development, Ltd. (b)	40,000	107,015
Norwegian Cruise Line Holdings, Ltd. (a)	57,522	3,122,869
Royal Caribbean Cruises, Ltd.	46,113	5,036,923
Wyndham Worldwide Corp.	48,603	4,880,227
		26,276,150

Household Durables - 3.69%
Arcelik AS (b)	34,711	$257,032
CalAtlantic Group, Inc.	97,020	3,429,657
D.R. Horton, Inc.	183,215	6,333,742
Haier Electronics Group Co., Ltd. (b)	78,000	202,793
Lentex SA (b)	78,742	228,460
M/I Homes, Inc. (a)	68,655	1,960,100
MDC Holdings, Inc.	72,013	2,544,219
Meritage Homes Corp. (a)	60,208	2,540,778
PulteGroup, Inc.	213,492	5,236,959
Taiwan Sakura Corp. (b)	169,000	201,520
Taylor Morrison Home Corp. - Class A (a)	103,188	2,477,544
Toll Brothers, Inc.	129,600	5,120,496
		30,533,300
Independent Power & Renewable Electricity Producers - 0.05%
First Gen Corp. (b)	406,700	152,290
Huaneng Renewables Corp., Ltd. (b)	904,000	278,857
		431,147
Industrial Conglomerates - 0.12%
Alfa SAB de CV - Class A (b)	143,000	202,893
AntarChile SA (b)	23,153	289,489
Harim Holdings Co., Ltd. (b)	28,757	109,143
KAP Industrial Holdings, Ltd. (b)	250,752	155,781
Turkiye Sise ve Cam Fabrikalari AS (b)	209,384	273,743
		1,031,049
Insurance - 4.09%
Aflac, Inc.	50,507	3,923,384
Cathay Financial Holding Co., Ltd. (b)	236,000	388,463
China Life Insurance Co., Ltd. (b)	193,000	192,398
China Taiping Insurance Holdings Co., Ltd. (b)	58,000	147,037
CNO Financial Group, Inc.	116,447	2,431,413
Hanwha General Insurance Co., Ltd. (b)	32,377	239,683
Korean Reinsurance Co. (b)	13,329	140,961
Lincoln National Corp.	51,676	3,492,264
Manulife Financial Corp. (b)	186,361	3,496,132
MetLife, Inc.	61,029	3,352,933
PICC Property & Casualty Co., Ltd. (b)	482,000	804,993
Ping An Insurance Group Co. of China, Ltd. (b)	73,000	480,880
Principal Financial Group, Inc.	59,159	3,790,317
Prudential Financial, Inc.	45,363	4,905,555
Sanlam, Ltd. (b)	60,374	299,025
Sun Life Financial, Inc. (b)	58,925	2,106,569
Unum Group	78,332	3,652,621
		33,844,628
Internet Software & Services - 0.47%
Alibaba Group Holding, Ltd. - ADR (a)	13,988	1,970,909
NetEase, Inc. - ADR	1,420	426,895
Tencent Holdings, Ltd. (b)	41,100	1,474,461
		3,872,265

IT Services - 5.99%
Accenture PLC - Class A (b)	46,298	$5,726,137
Amdocs, Ltd.	39,985	2,577,433
CACI International, Inc. - Class A (a)	17,537	2,193,002
CGI Group, Inc. - Class A (a)(b)	37,413	1,910,682
Chinasoft International, Ltd. (b)	654,000	346,478
Cognizant Technology Solutions Corp. - Class A	39,751	2,639,466
Convergys Corp.	72,721	1,729,305
DST Systems, Inc.	57,054	3,520,232
Fiserv, Inc. (a)	48,402	5,921,501
International Business Machines Corp.	35,074	5,395,433
MasterCard, Inc. - Class A	53,079	6,446,445
Science Applications International Corp.	36,243	2,515,989
Visa, Inc. - Class A	75,293	7,060,977
Western Union Co.	81,840	1,559,052
		49,542,132
Media - 0.47%
Discovery Communications, Inc. - Class A (a)	83,216	2,149,469
Scripps Networks Interactive, Inc. - Class A	25,253	1,725,033
		3,874,502
Metals & Mining - 0.11%
Ann Joo Resources Bhd (b)	447,700	328,528
Chung Hung Steel Corp. (a)(b)	329,000	115,160
Eregli Demir ve Celik Fabrikalari TAS (b)	107,022	214,388
Thai Metal Trade PCL - NVDR	648,500	278,494
		936,570
Oil, Gas & Consumable Fuels - 0.41%
Grupa Lotos SA (a)(b)	12,988	178,826
GS Holdings Corp. (b)	7,844	467,526
Hellenic Petroleum SA (b)	74,483	705,727
IRPC PCL - NVDR	1,486,500	233,896
Motor Oil Hellas Corinth Refineries SA (b)	24,300	528,945
NewOcean Energy Holdings, Ltd. (b)	366,000	112,056
Polski Koncern Naftowy ORLEN SA (b)	13,329	402,614
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	180,799	308,457
SK Innovation Co., Ltd. (b)	1,349	186,832
Thai Oil PCL - NVDR	115,000	267,320
		3,392,199
Paper & Forest Products - 0.06%
Lee & Man Paper Manufacturing, Ltd. (b)	350,000	324,730
Sappi, Ltd. (b)	22,519	149,859
		474,589
Pharmaceuticals - 0.10%
China Pharmaceutical Group, Ltd. (b)	262,000	382,680
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (a)(b)	56,000	153,815
Sino Biopharmaceutical, Ltd. (b)	344,000	304,173
		840,668
Professional Services - 0.32%
ManpowerGroup, Inc.	23,857	2,663,634

Real Estate Investment Trusts (REITs) - 0.02%
Proligis Property Mexico SA de CV (b)	90,400	171,000

Real Estate Management & Development - 0.18%
China Aoyuan Property Group, Ltd. (b)	330,000	$99,379
China Resources Land, Ltd. (b)	72,000	209,755
Gemdale Properties & Investment Corp., Ltd. (b)	2,200,000	154,915
K Wah International Holdings, Ltd. (b)	301,000	182,720
Kerry Properties, Ltd. (b)	54,500	185,049
Logan Property Holdings Co., Ltd. (b)	160,000	105,498
Vista Land & Lifestyles, Inc. (b)	2,094,400	241,220
Yanlord Land Group, Ltd. (b)	237,000	302,080
		1,480,616
Road & Rail - 2.59%
Canadian National Railway Co. (b)	44,661	3,619,774
CSX Corp.	96,103	5,243,380
Genesee & Wyoming, Inc. - Class A (a)	30,865	2,110,858
Kansas City Southern	32,268	3,376,846
Norfolk Southern Corp.	31,099	3,784,748
Union Pacific Corp.	30,632	3,336,131
		21,471,737
Semiconductors & Semiconductor Equipment - 6.57%
Applied Materials, Inc.	226,813	9,369,645
APS Holdings Corp. (a)(b)	9,200	94,777
Chen Full International Co., Ltd. (b)	85,000	135,837
Cirrus Logic, Inc. (a)	30,614	1,920,110
Dongbu HiTek Co., Ltd. (a)(b)	14,872	292,278
Eugene Technology Co., Ltd. (b)	13,076	207,912
Hua Hong Semiconductor, Ltd. (b)	208,000	282,122
Intel Corp.	70,850	2,390,479
King Yuan Electronics Co., Ltd. (b)	358,600	366,937
KLA-Tencor Corp.	33,192	3,037,400
Kulicke & Soffa Industries, Inc. (a)(b)	89,939	1,710,640
Lam Research Corp.	76,462	10,814,021
MKS Instruments, Inc.	63,134	4,248,918
PSK, Inc. (b)	11,472	197,996
QUALCOMM, Inc.	34,139	1,885,156
Samsung Electronics Co., Ltd. (b)	1,076	2,241,116
Silicon Works Co., Ltd. (b)	4,968	152,338
SK Hynix, Inc. (b)	7,657	450,842
SolarEdge Technologies, Inc. (a)(b)	128,839	2,576,780
Taiwan Semiconductor Co., Ltd. (b)	202,000	276,160
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	87,529	3,060,014
Tera Semicon Co., Ltd. (b)	5,500	163,046
Teradyne, Inc.	274,514	8,243,655
UniTest, Inc. (b)	8,100	94,070
Wonik Holdings Co., Ltd. (a)(b)	28,009	204,287
		54,416,536
Software - 2.44%
Activision Blizzard, Inc.	174,202	10,028,809
Changyou.com, Ltd. - ADR (a)	13,700	531,012
Electronic Arts, Inc. (a)	90,959	9,616,186
		20,176,007
Specialty Retail - 0.34%
Bed, Bath & Beyond, Inc.	60,891	1,851,086
FF Group (a)(b)	18,414	449,975
Super Group, Ltd. (a)(b)	119,207	335,463
Zhongsheng Group Holdings, Ltd. (b)	86,000	160,376
		2,796,900
Technology Hardware, Storage & Peripherals - 0.18%
Catcher Technology Co., Ltd. (b)	34,000	405,227
Foxconn Technology Co., Ltd. (b)	1	2
Pegatron Corp. (b)	346,000	1,082,361
		1,487,590

Transportation Infrastructure - 0.05%
Wilson Sons, Ltd. - BDR	33,300	$376,936

Water Utilities - 0.06%
China Water Affairs Group, Ltd. (b)	436,000	261,909
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	27,223	259,163
		521,072
Wireless Telecommunication Services - 0.03%
China Mobile, Ltd. - ADR	4,947	262,636
TOTAL COMMON STOCKS (Cost $411,257,243)		$548,112,026

PREFERRED STOCKS - 0.98%
Banks - 0.94%
Banco Bradesco SA - ADR	308,636	$2,623,406
Bancolombia SA - ADR	57,054	2,541,756
Itau Unibanco Holding SA - ADR	235,067	2,597,490
		7,762,652
Chemicals - 0.04%
Braskem SA - ADR	16,435	340,533
TOTAL PREFERRED STOCKS (Cost $7,414,894)		$8,103,185

INVESTMENT COMPANIES - 12.28%
Exchange Traded Funds - 12.28%
CurrencyShares Japanese Yen Trust (a)(f)	227,478	$19,456,193
iShares Floating Rate Bond ETF	82,800	4,216,176
iShares International Treasury Bond ETF	157,000	15,021,760
iShares JP Morgan USD Emerging Markets Bond ETF	35,104	4,014,493
iShares MBS ETF	123,905	13,228,098
iShares MSCI India Small-Cap ETF	19,778	878,341
iShares MSCI Russia Capped ETF	23,495	676,656
iShares MSCI UAE Capped ETF	14,731	246,450
Morgan Stanley China A Share Fund, Inc.	11,400	255,018
PowerShares Taxable Municipal Portfolio	47,278	1,416,449
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	1,201,734	33,203,910
SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF	52,283	1,639,595
VanEck Vectors Russia ETF	35,810	686,478
Vanguard Mortgage-Backed Securities ETF	127,679	6,723,576
TOTAL INVESTMENT COMPANIES (Cost $100,926,146)		$101,663,193

	Principal Amount	Fair Value
CORPORATE BONDS - 3.59%
Banks - 1.14%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,384,008
Wells Fargo & Co.
1.125%, 10/29/2021	3,430,000	4,028,156
		9,412,164
Biotechnology - 0.39%
AbbVie, Inc.
2.850%, 05/14/2023	3,260,000	3,252,724

Diversified Telecommunication Services - 0.56%
AT&T, Inc.
3.400%, 05/15/2025	4,700,000	4,620,523

Food Products - 0.52%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	4,150,000	$4,267,321

Internet Software & Services - 0.42%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	3,480,000	3,506,420

Software - 0.56%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,642,610
TOTAL CORPORATE BONDS (Cost $29,114,624)		$29,701,762

UNITED STATES TREASURY OBLIGATIONS - 3.28%
United States Treasury Notes - 3.28%
2.125%, 05/15/2025	$27,346,000	$27,174,021
TOTAL UNITED STATES TREASURY OBLIGATION (Cost $27,231,750)		$27,174,021

FOREIGN GOVERNMENT BONDS - 2.31%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$4,300,000	$4,504,250
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 3,750,000	5,303,521
Indonesia Government International Bond
5.875%, 03/13/2020 (b) (g)	$2,260,000	2,470,372
Korea International Bond
7.125%, 04/16/2019 (b)	$2,250,000	2,449,350
Poland Government International Bond
6.375%, 07/15/2019 (b)	$2,000,000	2,173,608
Turkey Government International Bond
7.500%, 11/07/2019 (b)	$2,010,000	2,200,990
TOTAL FOREIGN GOVERNMENT BONDS (Cost $18,931,443)		$19,102,091

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 11.30%
Money Market Funds - 11.30%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.814% (c)	93,575,709	$93,575,709
TOTAL SHORT-TERM INVESTMENTS (Cost $93,575,709)		$93,575,709

Total Investments (Cost $688,451,809) - 99.96%		$827,431,987
Other Assets in Excess of Liabilities - 0.04%		306,936
TOTAL NET ASSETS - 100.00%		$827,738,923

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2017.
(d)	Illiquid security. The fair value of these securities total $6,440 which represents an amount that rounds to 0.00% of total net assets.
(e)	This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.
(f)	Affiliated security.
(g)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2017, the market value of these securities total $2,470,372, which represents 0.30% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows:

Cost of investments	$688,451,809
Gross unrealized appreciation	$148,444,019
Gross unrealized depreciation	(9,463,841)
Net unrealized appreciation	$138,980,178

Summary of Fair Value Exposure at June 30, 2017
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$22,967,351	$-	$-	$22,967,351
Air Freight & Logistics	-	217,089	-	217,089
Airlines	35,970,998	154,612	-	36,125,610
Auto Components	22,773,991	2,055,278	-	24,829,269
Automobiles	-	1,305,904	-	1,305,904
Banks	38,274,717	4,842,027	-	43,116,744
Biotechnology	16,807,177	-	-	16,807,177
Building Products	-	482,417	-	482,417
Capital Markets	24,594,643	-	-	24,594,643
Chemicals	-	2,388,399	6,440	2,394,839
Communications Equipment	-	510,991	-	510,991
Construction & Engineering	-	388,826	-	388,826
Construction Materials	-	188,797	-	188,797
Consumer Finance	4,406,825	-	-	4,406,825
Containers & Packaging	20,849,314	-	-	20,849,314
Diversified Consumer Services	2,220,985	-	-	2,220,985
Diversified Financial Services	312,288	632,061	-	944,349
Diversified Telecommunication Services	425,918	455,686	-	881,604
Electric Utilities	245,870	164,399	-	410,269
Electronic Equipment, Instruments & Components	40,666,140	1,918,291	-	42,584,431
Food & Staples Retailing	-	415,431	-	415,431
Food Products	384,962	1,138,341	-	1,523,303
Gas Utilities	38,820	-	-	38,820
Health Care Equipment & Supplies	-	190,490	-	190,490
Health Care Providers & Services	38,627,632	215,053	-	38,842,685
Hotels, Restaurants & Leisure	26,169,135	107,015	-	26,276,150
Household Durables	29,643,495	889,805	-	30,533,300
Independent Power & Renewable Electricity Producers	-	431,147	-	431,147
Industrial Conglomerates	492,382	538,667	-	1,031,049
Insurance	31,531,832	2,312,796	-	33,844,628
Internet Software & Services	2,397,804	1,474,461	-	3,872,265
IT Services	49,195,654	346,478	-	49,542,132
Media	3,874,502	-	-	3,874,502
Metals & Mining	328,528	608,042	-	936,570
Oil, Gas & Consumable Fuels	-	3,392,199	-	3,392,199
Paper & Forest Products	-	474,589	-	474,589
Pharmaceuticals	-	840,668	-	840,668

Professional Services	$2,663,634	$-	$-	$2,663,634
Real Estate Investment Trusts (REITS)	171,000	-	-	171,000
Real Estate Management & Development	-	1,480,616	-	1,480,616
Road & Rail	21,471,737	-	-	21,471,737
Semiconductors & Semiconductor Equipment	49,256,818	5,159,718	-	54,416,536
Software	20,176,007	-	-	20,176,007
Specialty Retail	1,851,086	945,814	-	2,796,900
Technology Hardware, Storage & Peripherals	-	1,487,590	-	1,487,590
Transportation Infrastructure	376,936	-	-	376,936
Water Utilities	521,072	-	-	521,072
Wireless Telecommunication Services	262,636	-	-	262,636
Total Common Stocks	509,951,889	38,153,697	6,440	548,112,026
Preferred Stocks	8,103,185	-	-	8,103,185
Exchange Traded Funds	101,663,193	-	-	101,663,193
Corporate Bonds	-	29,701,762	-	29,701,762
United States Treasury Obligations	-	27,174,021	-	27,174,021
Foreign Government Bonds	-	19,102,091	-	19,102,091
Money Market Funds	93,575,709	-	-	93,575,709
Total Investments in Securities	$713,293,976	$114,131,571	$6,440	$827,431,987

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended June 30, 2017:

Total Investments	Level 1*	Level 2	Level 3
Transfers into:	$670,133	$884,103	$-
Transfers out of:	(884,103)	(670,133)	-
Net Transfers into and/or out of:	$(213,970)	$213,970	$-

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2016	$6,482
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(42)	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of June 30, 2017	$6,440	(1)

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2017:	$(42)

* Unrealized appreciation (depreciation) is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014.  The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period, the discount was 95%.

Leuthold Global Fund
Consolidated Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 67.64%
Airlines - 4.58%
Air Canada (a)(b)	32,981	$442,019
AirAsia Bhd (b)	608,500	460,669
Delta Air Lines, Inc.	15,992	859,410
Deutsche Lufthansa AG (b)	28,780	655,885
Hawaiian Holdings, Inc. (a)	6,250	293,437
International Consolidated Airlines Group SA (b)	57,292	455,462
JetBlue Airways Corp. (a)	26,665	608,762
SkyWest, Inc.	9,318	327,062
United Continental Holdings, Inc. (a)	10,124	761,831
		4,864,537
Auto Components - 4.43%
Brembo SpA (b)	25,565	374,604
Cheng Shin Rubber Industry Co., Ltd. (b)	148,000	314,752
Cie Plastic Omnium SA (b)	11,758	428,977
Cooper Tire & Rubber Co.	9,723	351,000
Cooper-Standard Holding, Inc. (a)	3,053	307,956
Faurecia (b)	7,985	404,930
Goodyear Tire & Rubber Co.	17,389	607,919
Lear Corp.	6,153	874,218
Magna International, Inc. (b)	14,384	666,411
Tong Yang Industry Co., Ltd. (b)	198,000	367,545
		4,698,312
Automobiles - 4.20%
Fiat Chrysler Automobiles NV (a)(b)	48,763	518,351
Ford Motor Co.	66,113	739,804
Geely Automobile Holdings, Ltd. (b)	265,000	571,153
General Motors Co.	23,761	829,972
Great Wall Motor Co., Ltd. (b)	272,500	336,301
Kia Motors Corp. (b)	5,830	194,697
Nissan Motor Co., Ltd. (b)	29,900	298,549
Renault SA (b)	3,731	337,564
Tata Motors, Ltd. - ADR	19,080	629,831
		4,456,222
Banks - 7.01%
Banco do Brasil SA (b)	49,400	399,924
Barclays Africa Group, Ltd. (b)	28,027	308,170
BB&T Corp.	7,447	338,168
CIMB Group Holdings Bhd (b)	293,400	449,715
CIT Group, Inc.	7,929	386,142
Credicorp, Ltd. (b)	2,058	369,185
Fifth Third Bancorp	12,421	322,449
Grupo Financiero Banorte SAB de CV (b)	57,400	364,191
Hana Financial Group, Inc. (b)	12,060	476,280
IBERIABANK Corp.	4,056	330,564
Krung Thai Bank PCL - NVDR	649,000	358,884
Nedbank Group, Ltd. (b)	23,089	368,671
Popular, Inc. (b)	7,553	315,036
Regions Financial Corp.	23,707	347,070
SunTrust Banks, Inc.	6,079	344,801
Taishin Financial Holding Co., Ltd. (b)	838,274	381,486
TCF Financial Corp.	19,319	307,945
TMB Bank PCL - NVDR	4,882,100	330,317
Turkiye Is Bankasi - Class C (b)	177,657	376,188
Woori Bank (b)	35,196	566,968
		7,442,154

Capital Markets - 3.32%
BGC Partners, Inc. - Class A	32,472	$410,446
China Everbright, Ltd. (b)	172,000	374,084
China Galaxy Securities Co., Ltd. (b)	525,500	471,049
Close Brothers Group PLC (b)	19,003	373,785
Goldman Sachs Group, Inc.	2,911	645,951
Lazard, Ltd. - Class A (b)	11,772	545,397
Morgan Stanley	15,684	698,879
		3,519,591
Chemicals - 4.09%
Denka Co., Ltd. (b)	121,000	626,153
Hyosung Corp. (b)	3,050	446,639
Lotte Chemical Corp. (b)	2,490	749,432
LyondellBasell Industries NV - Class A (b)	10,369	875,040
Tosoh Corp. (b)	113,000	1,164,602
Trinseo SA (b)	6,908	474,580
		4,336,446
Construction Materials - 2.50%
BBMG Corp. (b)	805,000	406,211
CSR, Ltd. (b)	90,451	293,966
Eagle Materials, Inc.	5,404	499,438
James Hardie Industries PLC (b)	26,381	415,760
Semen Indonesia Persero Tbk PT (b)	410,700	308,010
Taiheiyo Cement Corp. (b)	133,000	486,386
Tipco Asphalt PCL - NVDR	362,700	241,194
		2,650,965
Distributors - 0.33%
Inchcape PLC (b)	35,305	347,045

Electronic Equipment, Instruments & Components - 5.13%
Arrow Electronics, Inc. (a)	5,821	456,483
Avnet, Inc.	9,300	361,584
Corning, Inc.	16,975	510,099
Hexagon AB - Class B (b)	9,448	448,871
Hon Hai Precision Industry Co., Ltd. (b)	159,800	614,270
Innolux Corp. (b)	1,206,000	629,672
Jabil, Inc.	18,402	537,154
Kingboard Chemical Holdings, Ltd. (b)	130,500	519,488
Sanmina Corp. (a)	14,603	556,374
TDK Corp. (b)	5,000	330,510
Tech Data Corp. (a)	4,779	482,679
		5,447,184
Household Durables - 5.00%
Barratt Developments PLC (b)	66,994	492,025
Bellway PLC (b)	14,048	545,136
CalAtlantic Group, Inc.	14,764	521,907
Haseko Corp. (b)	45,300	551,636
MDC Holdings, Inc.	15,575	550,265
Meritage Homes Corp. (a)	12,570	530,454
PulteGroup, Inc.	22,608	554,574
Redrow PLC (b)	71,166	507,018
Taylor Morrison Home Corp. - Class A (a)	22,310	535,663
TRI Pointe Group, Inc. (a)	39,528	521,374
		5,310,052

Insurance - 6.74%
CNO Financial Group, Inc.	17,608	$367,655
Dai-ichi Life Holdings, Inc. (b)	20,100	364,843
Everest Re Group, Ltd. (b)	2,428	618,144
Legal & General Group PLC (b)	110,220	370,892
Lincoln National Corp.	5,207	351,889
Medibank Pvt, Ltd. (b)	200,636	431,993
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	2,481	502,039
Old Mutual PLC (b)	135,654	342,240
Phoenix Group Holdings (b)	37,576	379,459
Ping An Insurance Group Co. of China, Ltd. (b)	92,000	606,041
Prudential Financial, Inc.	4,797	518,748
Reinsurance Group of America, Inc.	4,332	556,185
SCOR SE (b)	10,061	399,702
Swiss Re AG (b)	5,344	489,739
Unum Group	7,728	360,357
Validus Holdings, Ltd. (b)	9,549	496,262
		7,156,188
Internet Software & Services - 1.91%
Akamai Technologies, Inc. (a)	8,249	410,883
Alphabet, Inc. - Class A (a)	628	583,839
eBay, Inc. (a)	17,881	624,404
j2 Global, Inc.	4,811	409,368
		2,028,494
Metals & Mining - 2.08%
APERAM SA (b)	8,427	391,315
BlueScope Steel, Ltd. (b)	73,482	743,934
Reliance Steel & Aluminum Co.	3,852	280,464
Voestalpine AG (b)	9,344	435,523
Worthington Industries, Inc.	7,106	356,863
		2,208,099
Oil, Gas & Consumable Fuels - 0.36%
Neste OYJ (b)	9,706	383,009

Paper & Forest Products - 3.37%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,724
Domtar Corp.	9,990	383,816
Fibria Celulose SA - ADR	27,121	275,549
Lee & Man Paper Manufacturing, Ltd. (b)	382,000	354,420
Louisiana-Pacific Corp. (a)	17,374	418,887
Norbord, Inc. (b)	11,071	344,646
Sappi, Ltd. (b)	65,849	438,211
Stora Enso OYJ (b)	35,006	452,350
UPM-Kymmene OYJ (b)	13,078	372,916
West Fraser Timber Co., Ltd. (b)	10,239	484,631
		3,573,150
Semiconductors & Semiconductor Equipment - 5.00%
Amkor Technology, Inc. (a)	55,114	538,464
Applied Materials, Inc.	11,866	490,185
ASM International NV (b)	9,972	579,911
Cirrus Logic, Inc. (a)	6,629	415,771
Dialog Semiconductor PLC (a)(b)	9,111	389,271
Jusung Engineering Co., Ltd. (a)(b)	45,722	543,313
KLA-Tencor Corp.	3,631	332,273
Kulicke & Soffa Industries, Inc. (a)(b)	19,419	369,349
Lam Research Corp.	3,438	486,236
SCREEN Holdings Co., Ltd. (b)	5,800	387,977
Tokyo Seimitsu Co., Ltd. (b)	12,400	400,026
Ulvac, Inc. (b)	7,700	371,543
		5,304,319

Technology Hardware, Storage & Peripherals - 1.37%
Hewlett Packard Enterprise Co.	22,897	$379,861
HP, Inc.	22,796	398,474
Konica Minolta, Inc. (b)	40,600	338,720
Qisda Corp. (b)	447,000	341,355
		1,458,410
Trading Companies & Distributors - 3.15%
Air Lease Corp.	12,587	470,250
Aircastle, Ltd.	17,886	389,021
Barloworld, Ltd. (b)	69,968	581,416
GATX Corp.	8,335	535,690
HD Supply Holdings, Inc. (a)	10,985	336,471
United Rentals, Inc. (a)	5,700	642,447
Wolseley PLC (b)	6,378	391,469
		3,346,764
Wireless Telecommunication Services - 3.07%
China Mobile, Ltd. - ADR	10,481	556,437
Freenet AG (b)	14,843	473,531
KDDI Corp. (b)	36,700	970,628
Softbank Group Corp. (b)	15,400	1,251,868
		3,252,464
TOTAL COMMON STOCKS (Cost $62,701,959)		$71,783,405

PREFERRED STOCKS - 0.24%
Paper & Forest Products - 0.24%
Suzano Papel e Celulose SA - Class A (b)	59,500	$255,033
TOTAL PREFERRED STOCKS (Cost $270,699)		$255,033

INVESTMENT COMPANIES - 14.52%
Exchange Traded Funds - 14.52%
CurrencyShares Japanese Yen Trust (a)	28,151	$2,407,755
iShares Floating Rate Bond ETF	15,000	763,800
iShares International Treasury Bond ETF	30,293	2,898,434
iShares JP Morgan USD Emerging Markets Bond ETF	6,698	765,983
iShares MBS ETF	29,224	3,119,954
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	156,110	4,313,320
SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF	36,396	1,141,379
TOTAL INVESTMENT COMPANIES (Cost $15,373,879)		$15,410,625

	Principal Amount	Fair Value
CORPORATE BONDS - 4.01%
Banks - 1.81%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$920,000	$1,076,801
Wells Fargo & Co.
1.125%, 10/29/2021	720,000	845,560
		1,922,361
Biotechnology - 0.69%
AbbVie, Inc.
2.850%, 05/14/2023	730,000	728,371

Diversified Telecommunication Services - 1.51%
AT&T, Inc.
3.400%, 05/15/2025	1,630,000	1,602,437
TOTAL CORPORATE BONDS (Cost $4,147,222)		$4,253,169

UNITED STATES TREASURY OBLIGATIONS - 4.34%
United States Treasury Notes - 4.34%
2.125%, 05/15/2025	$4,635,000	$4,605,850
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,574,850)		$4,605,850

FOREIGN GOVERNMENT BONDS - 3.19%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$725,000	$759,437
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 630000	890,992
Indonesia Government International Bond
5.875%, 03/13/2020 (b) (f)	$290,000	316,995
Korea International Bond
7.125%, 04/16/2019 (b)	$400,000	435,440
Poland Government International Bond
6.375%, 07/15/2019 (b)	$406,000	441,242
Turkey Government International Bond
7.500%, 11/07/2019 (b)	$490,000	536,560
TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,351,862)		$3,380,666

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 4.58%
Money Market Funds - 4.58%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.814% (c)	4,862,914	$4,862,914
TOTAL SHORT-TERM INVESTMENTS (Cost $4,862,914)		$4,862,914

Total Investments (Cost $95,283,385) - 98.52%		$104,551,662
Other Assets in Excess of Liabilities - 1.48%		1,574,813
TOTAL NET ASSETS - 100.00%		$106,126,475

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2017.
(d)	Illiquid security. The fair value of these securities total $47,724 which represents 0.04% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.
(f)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2017, the market value of these securities total $316,995, which represents 0.30% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$1,885,653	1.80%
Brazilian Real	654,957	0.63
British Pound	5,095,522	4.87
Canadian Dollar	1,271,296	1.22
Euro	8,503,889	8.13
Hong Kong Dollar	3,686,471	3.53
Indonesian Rupiah	308,010	0.29
Japanese Yen	7,543,441	7.22
Malaysian Ringgit	910,384	0.87
Mexican Peso	364,191	0.35
New Taiwan Dollar	2,649,080	2.53
New Turkish Lira	376,188	0.36
South African Rand	1,696,467	1.62
South Korea Won	2,977,330	2.85
Swedish Krona	448,871	0.43
Swiss Franc	489,739	0.47
Thai Baht	930,395	0.89
US Dollar	64,759,778	61.94
Total Investments	$104,551,662	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Argentina	$759,437	0.73%
Australia	1,469,893	1.40
Austria	435,523	0.42
Bermuda	1,659,803	1.58
Brazil	930,506	0.88
Canada	1,937,707	1.85
China	2,438,479	2.34
Finland	1,208,275	1.16
France	1,571,173	1.50
Germany	1,631,455	1.56
Hong Kong	1,804,429	1.73
India	629,831	0.60
Indonesia	308,010	0.29
Ireland	415,760	0.40
Italy	374,604	0.36
Japan	7,543,441	7.22
Jersey	379,459	0.36
Luxembourg	865,895	0.82
Malaysia	910,384	0.87
Mexico	364,191	0.35
Netherlands	1,098,262	1.05
Peru	369,185	0.35
Poland	441,242	0.42
Puerto Rico	315,036	0.30
South Africa	1,696,467	1.62
South Korea	3,412,769	3.28
Sweden	448,871	0.43
Switzerland	881,208	0.84
Taiwan	2,649,080	2.53
Thailand	930,395	0.89
Turkey	912,748	0.87
United Kingdom	4,713,866	4.51
United States	59,044,278	56.49
Total Investments	$104,551,662	100.00%

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a)
June 30, 2017 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 1.99%
Exchange Traded Funds - 1.99%
iShares MSCI ACWI ETF	32,300	$2,115,327
TOTAL INVESTMENT COMPANIES (Proceeds $2,114,584)		$2,115,327

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,114,584) - 1.99%		$2,115,327

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Leuthold Global Fund

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows:

Cost of investments	$95,283,385
Gross unrealized appreciation	$12,533,094
Gross unrealized depreciation	(3,265,564)
Net unrealized appreciation	$9,267,530

Summary of Fair Value Exposure at June 30, 2017
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$3,292,521	$1,572,016	$-	$4,864,537
Auto Components	2,807,504	1,890,808	-	4,698,312
Automobiles	2,717,958	1,738,264	-	4,456,222
Banks	3,825,475	3,616,679	-	7,442,154
Capital Markets	2,300,673	1,218,918	-	3,519,591
Chemicals	1,349,620	2,986,826	-	4,336,446
Construction Materials	499,438	2,151,527	-	2,650,965
Distributors	-	347,045	-	347,045
Electronic Equipment, Instruments & Components	2,904,373	2,542,811	-	5,447,184
Household Durables	3,721,255	1,588,797	-	5,310,052
Insurance	3,269,240	3,886,948	-	7,156,188
Internet Software & Services	2,028,494	-	-	2,028,494
Metals & Mining	637,327	1,570,772	-	2,208,099
Oil, Gas & Consumable Fuels	-	383,009	-	383,009
Paper & Forest Products	1,907,529	1,617,897	47,724	3,573,150
Semiconductors & Semiconductor Equipment	2,632,278	2,672,041	-	5,304,319
Technology Hardware, Storage & Peripherals	778,335	680,075	-	1,458,410
Trading Companies & Distributors	2,373,879	972,885	-	3,346,764
Wireless Telecommunication Services	556,437	2,696,027	-	3,252,464
Total Common Stocks	37,602,336	34,133,345	47,724	71,783,405
Preferred Stocks	255,033	-	-	255,033
Exchange Traded Funds	15,410,625	-	-	15,410,625
Corporate Bonds	-	4,253,169	-	4,253,169
United States Treasury Obligations	-	4,605,850	-	4,605,850
Foreign Government Bonds	-	3,380,666	-	3,380,666
Money Market Funds	4,862,914	–	-	4,862,914
Total Investments in Securities	$58,130,908	$46,373,030	$47,724	$104,551,662

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,115,327	$–	$–	$2,115,327
Total Securities Sold Short	$2,115,327	$–	$–	$2,115,327

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended June 30, 2017:

Total Investments	Level 1	Level 2	Level 3
Transfers into:	$507,018	$–	$–
Transfers out of:	–	(507,018)	–
Net Transfers into and/or out of:	$507,018	$(507,018)	$–

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2016	$48,038
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(314)	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of June 30, 2017	$47,724	(1)

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2017:	$(314)

* Unrealized appreciation (depreciation) is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.16%
Aerospace & Defense - 4.49%
General Dynamics Corp.	411	$81,419
L3 Technologies, Inc.	555	92,730
Northrop Grumman Corp.	582	149,405
Raytheon Co.	889	143,556
Spirit AeroSystems Holdings, Inc. - Class A	1,279	74,105
Textron, Inc.	1,531	72,110
		613,325
Airlines - 6.94%
Alaska Air Group, Inc.	1,166	104,660
American Airlines Group, Inc.	3,124	157,200
Delta Air Lines, Inc.	3,635	195,345
Hawaiian Holdings, Inc. (a)	3,541	166,250
JetBlue Airways Corp. (a)	3,634	82,964
Southwest Airlines Co.	3,889	241,662
		948,081
Auto Components - 4.52%
American Axle & Manufacturing Holdings, Inc. (a)	3,563	55,583
BorgWarner, Inc.	2,599	110,094
Cooper Tire & Rubber Co.	1,674	60,431
Cooper-Standard Holding, Inc. (a)	571	57,597
Gentex Corp.	3,406	64,612
Lear Corp.	753	106,986
Magna International, Inc. (b)	2,197	101,787
Tenneco, Inc.	1,045	60,432
		617,522
Banks - 7.51%
Banco Macro SA - ADR	483	44,528
BB&T Corp.	1,697	77,061
CIT Group, Inc.	1,796	87,465
Citigroup, Inc.	1,143	76,444
Citizens Financial Group, Inc.	2,203	78,603
Credicorp, Ltd. (b)	383	68,706
Fifth Third Bancorp	2,762	71,702
First BanCorp (a)(b)	6,279	36,355
Grupo Financiero Galicia SA - ADR	1,229	52,405
IBERIABANK Corp.	799	65,118
KB Financial Group, Inc. - ADR	1,706	86,136
Regions Financial Corp.	5,364	78,529
SunTrust Banks, Inc.	1,367	77,536
TCF Financial Corp.	3,733	59,504
Umpqua Holdings Corp.	3,592	65,949
		1,026,041
Biotechnology - 3.37%
AbbVie, Inc.	1,865	135,231
Amgen, Inc.	686	118,150
Biogen, Inc. (a)	384	104,202
Gilead Sciences, Inc.	1,452	102,773
		460,356

Capital Markets - 4.91%
Ameriprise Financial, Inc.	724	$92,158
Bank of New York Mellon Corp.	1,761	89,846
Evercore Partners, Inc. - Class A	1,176	82,908
Federated Investors, Inc. - Class B	2,126	60,059
Franklin Resources, Inc.	2,043	91,506
Invesco, Ltd.	2,383	83,858
State Street Corp.	1,005	90,179
T. Rowe Price Group, Inc.	1,080	80,147
		670,661
Consumer Finance - 0.88%
Navient Corp.	4,460	74,259
World Acceptance Corp. (a)	614	45,995
		120,254
Containers & Packaging - 4.24%
AptarGroup, Inc.	1,471	127,771
Berry Global Group, Inc. (a)	2,153	122,743
Crown Holdings, Inc. (a)	2,406	143,542
Greif, Inc. - Class A	956	53,326
Owens-Illinois, Inc. (a)	5,546	132,660
		580,042
Diversified Consumer Services - 0.41%
Adtalem Global Education, Inc.	1,484	56,318

Electronic Equipment, Instruments & Components - 7.88%
Arrow Electronics, Inc. (a)	2,036	159,663
Avnet, Inc.	2,621	101,904
Benchmark Electronics, Inc. (a)	2,167	69,994
Flex, Ltd. (a)	9,974	162,676
Jabil, Inc.	6,855	200,097
Methode Electronics, Inc.	1,659	68,351
Plexus Corp. (a)	1,057	55,567
Sanmina Corp. (a)	2,580	98,298
Tech Data Corp. (a)	1,592	160,792
		1,077,342
Health Care Providers & Services - 7.39%
Aetna, Inc.	1,172	177,945
Anthem, Inc.	872	164,049
Centene Corp. (a)	1,701	135,876
Cigna Corp.	676	113,156
HCA Healthcare, Inc. (a)	1,114	97,141
Humana, Inc.	526	126,566
UnitedHealth Group, Inc.	1,051	194,876
		1,009,609
Hotels, Restaurants & Leisure - 5.29%
Carnival Corp.	2,795	183,268
ILG, Inc.	3,433	94,373
Marriott Vacations Worldwide Corp.	679	79,952
Norwegian Cruise Line Holdings, Ltd. (a)	1,553	84,313
Royal Caribbean Cruises, Ltd.	1,314	143,528
Wyndham Worldwide Corp.	1,373	137,863
		723,297

Household Durables - 6.02%
CalAtlantic Group, Inc.	2,617	$92,511
D.R. Horton, Inc.	5,101	176,342
M/I Homes, Inc. (a)	1,911	54,559
MDC Holdings, Inc.	2,005	70,837
Meritage Homes Corp. (a)	1,676	70,727
PulteGroup, Inc.	5,944	145,806
Taylor Morrison Home Corp. - Class A (a)	2,874	69,005
Toll Brothers, Inc.	3,608	142,552
		822,339
Insurance - 6.14%
Aflac, Inc.	1,365	106,033
CNO Financial Group, Inc.	3,120	65,146
Lincoln National Corp.	1,399	94,544
Manulife Financial Corp. (b)	5,037	94,494
MetLife, Inc.	1,651	90,706
Principal Financial Group, Inc.	1,602	102,640
Prudential Financial, Inc.	1,202	129,984
Sun Life Financial, Inc. (b)	1,580	56,485
Unum Group	2,117	98,716
		838,748
IT Services - 9.55%
Accenture PLC - Class A (b)	1,226	151,632
Amdocs, Ltd.	1,060	68,328
CACI International, Inc. - Class A (a)	465	58,148
CGI Group, Inc. - Class A (a)(b)	993	50,713
Cognizant Technology Solutions Corp. - Class A	1,053	69,919
Convergys Corp.	1,930	45,895
DST Systems, Inc.	1,519	93,722
Fiserv, Inc. (a)	1,286	157,329
International Business Machines Corp.	931	143,216
MasterCard, Inc. - Class A	1,409	171,123
Science Applications International Corp.	962	66,782
Visa, Inc. - Class A	1,997	187,279
Western Union Co.	2,169	41,319
		1,305,405
Media - 0.77%
Discovery Communications, Inc. - Class A (a)	2,259	58,350
Scripps Networks Interactive, Inc. - Class A	683	46,656
		105,006
Professional Services - 0.53%
ManpowerGroup, Inc.	648	72,349

Road & Rail - 4.33%
Canadian National Railway Co. (b)	1,233	99,934
CSX Corp.	2,648	144,475
Genesee & Wyoming, Inc. - Class A (a)	847	57,926
Kansas City Southern	889	93,034
Norfolk Southern Corp.	861	104,784
Union Pacific Corp.	846	92,138
		592,291

Semiconductors & Semiconductor Equipment - 9.81%
Applied Materials, Inc.	6,180	$255,296
Cirrus Logic, Inc. (a)	831	52,120
Intel Corp.	1,913	64,545
KLA-Tencor Corp.	924	84,555
Kulicke & Soffa Industries, Inc. (a)(b)	2,502	47,588
Lam Research Corp.	2,084	294,740
MKS Instruments, Inc.	1,703	114,612
QUALCOMM, Inc.	937	51,741
SolarEdge Technologies, Inc. (a)(b)	3,472	69,440
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,308	80,688
Teradyne, Inc.	7,481	224,654
		1,339,979
Software - 3.81%
Activision Blizzard, Inc.	4,625	266,261
Electronic Arts, Inc. (a)	2,413	255,103
		521,364
Specialty Retail - 0.37%
Bed, Bath & Beyond, Inc.	1,654	50,282
TOTAL COMMON STOCKS (Cost $10,127,029)		$13,550,611

PREFERRED STOCKS - 1.45%
Banks - 1.45%
Banco Bradesco SA - ADR	7,373	$62,671
Bancolombia SA - ADR	1,559	69,453
Itau Unibanco Holding SA - ADR	5,997	66,267
TOTAL PREFERRED STOCKS (Cost $183,213)		$198,391

SHORT-TERM INVESTMENTS - 0.36%
Money Market Funds - 0.36%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.814% (c)	48,583	$48,583
TOTAL SHORT-TERM INVESTMENTS (Cost $48,583)		$48,583

Total Investments (Cost $10,358,825) - 100.97%		$13,797,585
Liabilities in Excess of Other Assets - (0.97)%		(132,854)
TOTAL NET ASSETS - 100.00%		$13,664,731

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows:

Cost of investments	$10,358,825
Gross unrealized appreciation	$3,624,291
Gross unrealized depreciation	(185,531)
Net unrealized appreciation	$3,438,760

Summary of Fair Value Exposure at June 30, 2017
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,550,611	$–	$–	$13,550,611
Preferred Stocks	198,391	–	–	198,391
Money Market Funds	48,583	–	–	48,583
Total Investments in Securities	$13,797,585	$–	$–	$13,797,585

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.96%
Airlines - 6.59%
Air Canada (a)(b)	4,734	$63,446
AirAsia Bhd (b)	87,300	66,091
Delta Air Lines, Inc.	2,212	118,873
Deutsche Lufthansa AG (b)	4,042	92,115
Hawaiian Holdings, Inc. (a)	897	42,114
International Consolidated Airlines Group SA (b)	7,862	62,502
JetBlue Airways Corp. (a)	3,689	84,220
SkyWest, Inc.	1,337	46,929
United Continental Holdings, Inc. (a)	1,391	104,673
		680,963
Auto Components - 6.27%
Brembo SpA (b)	3,535	51,798
Cheng Shin Rubber Industry Co., Ltd. (b)	20,000	42,534
Cie Plastic Omnium SA (b)	1,627	59,359
Cooper Tire & Rubber Co.	1,345	48,554
Cooper-Standard Holding, Inc. (a)	422	42,567
Faurecia (b)	1,105	56,036
Goodyear Tire & Rubber Co.	2,406	84,114
Lear Corp.	851	120,910
Magna International, Inc. (b)	1,990	92,197
Tong Yang Industry Co., Ltd. (b)	27,000	50,120
		648,189
Automobiles - 6.05%
Fiat Chrysler Automobiles NV (a)(b)	6,849	72,805
Ford Motor Co.	9,490	106,193
Geely Automobile Holdings, Ltd. (b)	35,000	75,435
General Motors Co.	3,411	119,146
Great Wall Motor Co., Ltd. (b)	37,500	46,280
Kia Motors Corp. (b)	802	26,783
Nissan Motor Co., Ltd. (b)	4,100	40,938
Renault SA (b)	516	46,686
Tata Motors, Ltd. - ADR	2,739	90,415
		624,681

Banks - 10.03%
Banco do Brasil SA (b)	6,800	$55,050
Barclays Africa Group, Ltd. (b)	4,023	44,235
BB&T Corp.	1,030	46,772
CIMB Group Holdings Bhd (b)	40,600	62,230
CIT Group, Inc.	1,097	53,424
Credicorp, Ltd. (b)	295	52,920
Fifth Third Bancorp	1,718	44,599
Grupo Financiero Banorte SAB de CV (b)	7,900	50,124
Hana Financial Group, Inc. (b)	1,731	68,362
IBERIABANK Corp.	561	45,721
Krung Thai Bank PCL - NVDR	89,800	49,658
Nedbank Group, Ltd. (b)	3,194	51,000
Popular, Inc. (b)	1,045	43,587
Regions Financial Corp.	3,280	48,019
SunTrust Banks, Inc.	841	47,701
Taishin Financial Holding Co., Ltd. (b)	115,782	52,691
TCF Financial Corp.	2,673	42,608
TMB Bank PCL - NVDR	675,400	45,697
Turkiye Is Bankasi - Class C (b)	25,123	53,198
Woori Bank (b)	4,869	78,434
		1,036,030
Capital Markets - 4.75%
BGC Partners, Inc. - Class A	4,492	56,779
China Everbright, Ltd. (b)	24,000	52,198
China Galaxy Securities Co., Ltd. (b)	72,500	64,988
Close Brothers Group PLC (b)	2,629	51,712
Goldman Sachs Group, Inc.	418	92,754
Lazard, Ltd. - Class A (b)	1,629	75,471
Morgan Stanley	2,170	96,695
		490,597
Chemicals - 5.86%
Denka Co., Ltd. (b)	17,000	87,972
Hyosung Corp. (b)	422	61,797
Lotte Chemical Corp. (b)	344	103,536
LyondellBasell Industries NV - Class A (b)	1,434	121,015
Tosoh Corp. (b)	16,000	164,900
Trinseo SA (b)	956	65,677
		604,897
Construction Materials - 3.53%
BBMG Corp. (b)	111,000	56,012
CSR, Ltd. (b)	12,513	40,667
Eagle Materials, Inc.	748	69,130
James Hardie Industries PLC (b)	3,650	57,523
Semen Indonesia Persero Tbk PT (b)	56,800	42,598
Taiheiyo Cement Corp. (b)	18,000	65,827
Tipco Asphalt PCL - NVDR	50,200	33,383
		365,140
Distributors - 0.46%
Inchcape PLC (b)	4,884	48,009

Electronic Equipment, Instruments & Components - 7.29%
Arrow Electronics, Inc. (a)	805	$63,128
Avnet, Inc.	1,287	50,039
Corning, Inc.	2,348	70,557
Hexagon AB - Class B (b)	1,307	62,095
Hon Hai Precision Industry Co., Ltd. (b)	21,600	83,030
Innolux Corp. (b)	169,000	88,238
Jabil, Inc.	2,546	74,318
Kingboard Chemical Holdings, Ltd. (b)	18,000	71,654
Sanmina Corp. (a)	2,020	76,962
TDK Corp. (b)	700	46,271
Tech Data Corp. (a)	661	66,761
		753,053
Household Durables - 7.35%
Barratt Developments PLC (b)	9,603	70,527
Bellway PLC (b)	2,014	78,154
CalAtlantic Group, Inc.	2,152	76,073
Haseko Corp. (b)	6,500	79,153
MDC Holdings, Inc.	2,233	78,892
Meritage Homes Corp. (a)	1,802	76,045
PulteGroup, Inc.	3,175	77,883
Redrow PLC (b)	10,201	72,676
Taylor Morrison Home Corp. - Class A (a)	3,133	75,223
TRI Pointe Group, Inc. (a)	5,666	74,735
		759,361
Insurance - 9.57%
CNO Financial Group, Inc.	2,436	50,864
Dai-ichi Life Holdings, Inc. (b)	2,800	50,824
Everest Re Group, Ltd. (b)	336	85,542
Legal & General Group PLC (b)	15,248	51,310
Lincoln National Corp.	717	48,455
Medibank Pvt, Ltd. (b)	27,757	59,764
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	343	69,407
Old Mutual PLC (b)	18,767	47,347
Phoenix Group Holdings (b)	5,198	52,492
Ping An Insurance Group Co. of China, Ltd. (b)	12,500	82,343
Prudential Financial, Inc.	664	71,805
Reinsurance Group of America, Inc.	599	76,906
SCOR SE (b)	1,392	55,301
Swiss Re AG (b)	739	67,724
Unum Group	1,069	49,847
Validus Holdings, Ltd. (b)	1,321	68,652
		988,583
Internet Software & Services - 2.72%
Akamai Technologies, Inc. (a)	1,141	56,833
Alphabet, Inc. - Class A (a)	87	80,882
eBay, Inc. (a)	2,474	86,392
j2 Global, Inc.	666	56,670
		280,777
Metals & Mining - 2.96%
APERAM SA (b)	1,166	54,144
BlueScope Steel, Ltd. (b)	10,166	102,921
Reliance Steel & Aluminum Co.	533	38,808
Voestalpine AG (b)	1,293	60,267
Worthington Industries, Inc.	983	49,366
		305,506
Oil, Gas & Consumable Fuels - 0.51%
Neste OYJ (b)	1,343	52,996

Paper & Forest Products - 4.92%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	$2,229
Domtar Corp.	1,434	55,094
Fibria Celulose SA - ADR	3,893	39,553
Lee & Man Paper Manufacturing, Ltd. (b)	55,000	51,029
Louisiana-Pacific Corp. (a)	2,494	60,130
Norbord, Inc. (b)	1,589	49,466
Sappi, Ltd. (b)	9,452	62,901
Stora Enso OYJ (b)	5,025	64,934
UPM-Kymmene OYJ (b)	1,877	53,522
West Fraser Timber Co., Ltd. (b)	1,470	69,578
		508,436
Semiconductors & Semiconductor Equipment - 7.24%
Amkor Technology, Inc. (a)	7,630	74,545
Applied Materials, Inc.	1,667	68,864
ASM International NV (b)	1,398	81,299
Cirrus Logic, Inc. (a)	952	59,709
Dialog Semiconductor PLC (a)(b)	1,308	55,885
Jusung Engineering Co., Ltd. (a)(b)	6,445	76,586
KLA-Tencor Corp.	500	45,755
Kulicke & Soffa Industries, Inc. (a)(b)	2,737	52,058
Lam Research Corp.	483	68,311
SCREEN Holdings Co., Ltd. (b)	800	53,514
Tokyo Seimitsu Co., Ltd. (b)	1,800	58,068
Ulvac, Inc. (b)	1,100	53,077
		747,671
Technology Hardware, Storage & Peripherals - 2.04%
Hewlett Packard Enterprise Co.	3,318	55,045
HP, Inc.	3,304	57,754
Konica Minolta, Inc. (b)	5,800	48,389
Qisda Corp. (b)	65,000	49,638
		210,826
Trading Companies & Distributors - 4.48%
Air Lease Corp.	1,741	65,044
Aircastle, Ltd.	2,474	53,810
Barloworld, Ltd. (b)	9,680	80,438
GATX Corp.	1,153	74,103
HD Supply Holdings, Inc. (a)	1,520	46,558
United Rentals, Inc. (a)	789	88,928
Wolseley PLC (b)	882	54,135
		463,016
Wireless Telecommunication Services - 4.34%
China Mobile, Ltd. - ADR	1,450	76,981
Freenet AG (b)	2,053	65,496
KDDI Corp. (b)	5,100	134,883
Softbank Group Corp. (b)	2,100	170,709
		448,069
TOTAL COMMON STOCKS (Cost $8,662,833)		$10,016,800

PREFERRED STOCKS - 0.35%
Paper & Forest Products - 0.35%
Suzano Papel e Celulose SA - Class A (b)	8,500	$36,433
TOTAL PREFERRED STOCKS (Cost $38,671)		$36,433

INVESTMENT COMPANIES - 0.98%
Exchange Traded Funds - 0.98%
iShares Core MSCI EAFE ETF	657	$40,005
iShares Core MSCI Emerging Markets ETF	406	20,316
SPDR S&P 500 ETF Trust	167	40,381
TOTAL INVESTMENT COMPANIES (Cost $93,779)		$100,702

SHORT-TERM INVESTMENTS - 1.63%
Money Market Funds - 1.63%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.814% (c)	168,526	$168,526
TOTAL SHORT-TERM INVESTMENTS (Cost $168,526)		$168,526

Total Investments (Cost $8,963,809) - 99.92%		$10,322,461
Other Assets in Excess of Liabilities - 0.08%		8,124
TOTAL NET ASSETS - 100.00%		$10,330,585

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2017.
(d)	Illiquid security. The fair value of these securities total $2,229 which represents 0.02% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$260,876	2.53%
Brazilian Real	91,483	0.89
British Pound	588,864	5.70
Canadian Dollar	182,490	1.77
Euro	919,246	8.90
Hong Kong Dollar	502,166	4.86
Indonesian Rupiah	42,598	0.41
Japanese Yen	1,054,525	10.22
Malaysian Ringgit	128,322	1.24
Mexican Peso	50,124	0.49
New Taiwan Dollar	366,250	3.55
New Turkish Lira	53,198	0.52
South African Rand	238,574	2.31
South Korea Won	415,498	4.02
Swedish Krona	62,095	0.60
Swiss Franc	67,724	0.66
Thai Baht	128,737	1.25
US Dollar	5,169,691	50.08
Total Investments	$10,322,461	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$203,352	1.98%
Austria	60,267	0.58
Bermuda	229,665	2.22
Brazil	131,036	1.27
Canada	274,687	2.67
China	327,287	3.17
Finland	171,452	1.66
France	217,382	2.11
Germany	227,018	2.19
Hong Kong	251,862	2.44
India	90,415	0.88
Indonesia	42,598	0.41
Ireland	57,523	0.56
Italy	51,798	0.50
Japan	1,054,525	10.22
Jersey	52,492	0.51
Luxembourg	119,821	1.16
Malaysia	128,322	1.24
Mexico	50,124	0.49
Netherlands	154,104	1.49
Peru	52,920	0.51
Puerto Rico	43,587	0.42
South Africa	238,574	2.31
South Korea	415,498	4.02
Sweden	62,095	0.60
Switzerland	121,859	1.19
Taiwan	366,250	3.55
Thailand	128,737	1.25
Turkey	53,198	0.52
United Kingdom	538,122	5.21
United States	4,405,891	42.67
Total Investments	$10,322,461	100.00%

Leuthold Global Industries Fund

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows:

Cost of investments	$8,963,809
Gross unrealized appreciation	$1,605,106
Gross unrealized depreciation	(246,454)
Net unrealized appreciation	$1,358,652

Summary of Fair Value Exposure at June 30, 2017
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$460,255	$220,708	$-	$680,963
Auto Components	388,342	259,847	-	648,189
Automobiles	388,559	236,122	-	624,681
Banks	530,525	505,505	-	1,036,030
Capital Markets	321,699	168,898	-	490,597
Chemicals	186,692	418,205	-	604,897
Construction Materials	69,130	296,010	-	365,140
Distributors	-	48,009	-	48,009
Electronic Equipment, Instruments & Components	401,765	351,288	-	753,053
Household Durables	531,527	227,834	-	759,361
Insurance	452,071	536,512	-	988,583
Internet Software & Services	280,777	-	-	280,777
Metals & Mining	88,174	217,332	-	305,506
Oil, Gas & Consumable Fuels	-	52,996	-	52,996
Paper & Forest Products	273,821	232,386	2,229	508,436
Semiconductors & Semiconductor Equipment	369,242	378,429	-	747,671
Technology Hardware, Storage & Peripherals	112,799	98,027	-	210,826
Trading Companies & Distributors	328,443	134,573	-	463,016
Wireless Telecommunication Services	76,981	371,088	-	448,069
Total Common Stocks	5,260,802	4,753,769	2,229	10,016,800
Preferred Stocks	36,433	-	-	36,433
Exchange Traded Funds	100,702	-	-	100,702
Money Market Funds	168,526	-	-	168,526
Total Investments in Securities	$5,566,463	$4,753,769	$2,229	$10,322,461

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended June 30, 2017:

Total Investments	Level 1	Level 2	Level 3
Transfers into:	$72,676	$-	$-
Transfers out of:	-	(72,676)	-
Net Transfers into and/or out of:	$72,676	$(72,676)	$-

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2016	$2,243
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(14)	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of June 30, 2017	$2,229	(1)

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2017:	$(14)

* Unrealized appreciation (depreciation) is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 83.51%
Money Market Funds - 83.51%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.814% (a)(b)	161,646,111	$161,646,111
TOTAL SHORT-TERM INVESTMENTS (Cost $161,646,111)		$161,646,111

Total Investments (Cost $161,646,111) - 83.51%		$161,646,111
Other Assets in Excess of Liabilities - 16.49% (b)		31,923,642
TOTAL NET ASSETS - 100.00%		$193,569,753

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day yield as of June 30, 2017.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 94.74%
Aerospace & Defense - 0.53%
Mercury Systems, Inc.	24,316	$1,023,460

Air Freight & Logistics - 1.88%
Expeditors International of Washington, Inc.	64,350	3,634,488

Banks - 1.50%
First Republic Bank	29,049	2,907,805

Beverages - 5.54%
Anheuser-Busch InBev NV - ADR	29,061	3,207,172
The Coca-Cola Co.	70,280	3,152,058
Cott Corp. (b)	77,249	1,115,476
Monster Beverage Corp.	65,536	3,255,828
		10,730,534
Building Products - 1.54%
Johnson Controls International PLC	68,946	2,989,498

Capital Markets - 0.64%
Interactive Brokers Group, Inc. - Class A	33,361	1,248,369

Chemicals - 0.94%
CF Industries Holdings, Inc.	64,943	1,815,806

Commercial Services & Supplies - 0.95%
Clean Harbors, Inc.	16,310	910,587
Ritchie Bros Auctioneers, Inc. (b)	32,175	924,710
		1,835,297
Communications Equipment - 2.24%
Palo Alto Networks, Inc.	20,313	2,718,083
ViaSat, Inc.	24,316	1,609,719
		4,327,802
Construction & Engineering - 2.43%
Granite Construction, Inc.	56,491	2,725,126
KBR, Inc.	130,182	1,981,370
		4,706,496
Consumer Finance - 0.62%
FirstCash, Inc.	20,610	1,201,563

Containers & Packaging - 1.69%
Ball Corp.	77,397	3,266,927

Distributors - 0.42%
Core-Mark Holding Co, Inc.	24,465	808,813

Diversified Telecommunication Services - 1.07%
Cogent Communications Holdings, Inc.	51,450	2,063,145

Electric Utilities - 1.55%
Great Plains Energy, Inc.	102,752	$3,008,578

Electrical Equipment - 1.34%
Acuity Brands, Inc.	12,751	2,592,023

Energy Equipment & Services - 6.89%
Core Laboratories NV (b)	25,503	2,582,689
Dril-Quip, Inc.	58,760	2,867,488
Halliburton Co.	61,829	2,640,717
National Oilwell Varco, Inc.	78,139	2,573,899
Schlumberger, Ltd. (b)	40,478	2,665,071
		13,329,864
Food Products - 4.30%
ConAgra Foods, Inc.	74,729	2,672,309
Kellogg Co.	40,775	2,832,232
TreeHouse Foods, Inc.	34,399	2,810,054
		8,314,595
Health Care Equipment & Supplies - 4.27%
ABIOMED, Inc.	24,020	3,442,066
DexCom, Inc.	37,068	2,711,524
Insulet Corp.	19,189	984,588
Penumbra, Inc.	12,751	1,118,900
		8,257,078
Hotels, Restaurants & Leisure - 4.45%
Boyd Gaming Corp.	101,417	2,516,156
Starbucks Corp.	44,481	2,593,687
Yum! Brands, Inc.	47,447	3,499,691
		8,609,534
Household Durables - 1.52%
Newell Brands, Inc.	55,009	2,949,583

Insurance - 1.57%
Markel Corp.	3,114	3,038,828

Internet & Direct Marketing Retail - 2.28%
Ctrip.com International, Ltd. - ADR	55,602	2,994,724
TripAdvisor, Inc.	37,068	1,415,997
		4,410,721
Machinery - 5.50%
Flowserve Corp.	57,529	2,671,072
Proto Labs, Inc.	17,793	1,196,579
Wabtec Corp.	40,330	3,690,195
Xylem, Inc.	55,602	3,082,019
		10,639,865
Media - 1.68%
IMAX Corp. (b)	94,300	2,074,600
Lions Gate Entertainment Corp. - Class A	41,664	1,175,758
		3,250,358
Metals & Mining - 3.70%
Alcoa Corp.	90,742	2,962,726
Compass Minerals International, Inc.	29,092	1,899,707
Goldcorp, Inc. (b)	178,815	2,308,502
		7,170,935

Oil, Gas & Consumable Fuels - 5.32%
Apache Corp.	57,084	$2,736,036
Hess Corp.	50,709	2,224,604
Occidental Petroleum Corp.	45,816	2,743,004
Range Resources Corp.	112,093	2,597,195
		10,300,839
Personal Products - 3.16%
Coty, Inc. - Class A	145,306	2,725,941
The Estee Lauder Companies, Inc. - Class A	35,289	3,387,038
		6,112,979
Pharmaceuticals - 1.58%
Perrigo Co. PLC (b)	40,626	3,068,075

Professional Services - 3.10%
Nielsen Holdings PLC	74,584	2,883,418
Verisk Analytics, Inc.	37,068	3,127,427
		6,010,845
Real Estate Investment Trusts (REITs) - 4.91%
Acadia Realty Trust	33,213	923,321
Cousins Properties, Inc.	225,520	1,982,321
CyrusOne, Inc.	49,200	2,742,900
Education Realty Trust, Inc.	24,168	936,510
Equinix, Inc.	6,820	2,926,871
		9,511,923
Software - 13.87%
Blackbaud, Inc.	12,603	1,080,707
Ellie Mae, Inc.	28,913	3,177,828
Guidewire Software, Inc.	43,592	2,995,206
Salesforce.com, Inc.	31,433	2,722,098
Symantec Corp.	92,076	2,601,147
Tableau Software, Inc. - Class A	44,926	2,752,616
Take-Two Interactive Software, Inc.	41,812	3,068,165
Ultimate Software Group, Inc.	13,641	2,865,428
Workday, Inc. - Class A	27,875	2,703,875
Zendesk, Inc.	103,493	2,875,036
		26,842,106
Specialty Retail - 0.37%
Monro Muffler Brake, Inc.	17,348	724,279

Technology Hardware, Storage & Peripherals - 0.52%
Diebold, Inc.	35,891	1,004,948

Textiles, Apparel & Luxury Goods - 0.87%
Under Armour, Inc. - Class A	77,362	1,683,397
TOTAL COMMON STOCKS (Proceeds $187,836,137)		$183,391,356

TOTAL SECURITIES SOLD SHORT
(Proceeds $187,836,137) - 94.74%		$183,391,356

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

Grizzly Short Fund

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows:

Cost of investments	$161,646,111
Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation	$–

Summary of Fair Value Exposure at June 30, 2017
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$161,646,111	$–	$–	$161,646,111
Total Investments in Securities	$161,646,111	$–	$–	$161,646,111

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$183,391,356	$–	$–	$183,391,356
Total Securities Sold Short	$183,391,356	$–	$–	$183,391,356

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)* /s/ John Mueller
                                              John Mueller, President

Date                                    August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
                                              John Mueller, President

Date                                    August 28, 2017

By (Signature and Title)* /s/ Holly J. Weiss
                                              Holly J. Weiss, Treasurer

Date                                    August 29, 2017

* Print the name and title of each signing officer under his or her signature.